Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of the conversion options
December 31, 2018
Risk-free interest rate at grant date	0.45%
Expected stock price volatility	244%
Expected dividend payout	-
Expected option in life-years	1

Schedule of fair value of the conversion option derivative liability
December 31, 2018
Conversion option liability (beginning balance)	$19,406
Reclassification to additional paid in capital	(25,494)
Loss on changes in fair market value of conversion option liability	6,088
Net conversion option liability	$-